GOLDMAN SACHS TRUST

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Financial Square Funds

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

Goldman Sachs Financial Square Treasury Obligations Fund

Goldman Sachs Financial Square Treasury Instruments Fund

Goldman Sachs Financial Square Treasury Solutions Fund (formerly, the Goldman Sachs Financial Square Federal Fund)

Goldman Sachs Financial Square Government Fund

Goldman Sachs Financial Square Federal Instruments Fund

Goldman Sachs Financial Square Tax-Exempt Money Market Fund

Goldman Sachs Variable Insurance Funds

Goldman Sachs Government Money Market Fund (formerly, the Goldman Sachs Money Market Fund)

Goldman Sachs Investor Funds

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund (formerly, the Goldman Sachs Financial Square Tax-Free Money Market Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 15, 2016 to the

Prospectuses, Summary Prospectuses and Statements of Additional Information of the Funds, each as supplemented to date

The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds. These changes will: (1) permit money market funds to impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value (“NAV”) rounded to the fourth decimal place. The following provides a general summary of these changes, as well as important information about changes to the Funds that were recently approved by the Boards of Trustees of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust (collectively, the “Board”).

Summary of Money Market Fund Changes—Overview of Institutional, Government and Retail Money Market Funds

Institutional Money Market Funds

An “institutional” money market fund is a fund that is neither a “government” money market fund nor a “retail” money market fund (each of which is described in more detail below). An institutional money market fund will be required to price and transact in its shares at an NAV reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV). The floating NAV will need to be rounded to the fourth decimal place for a money market fund that utilizes a $1.00 NAV per share (e.g., $1.0000). In addition, the board of trustees/directors of an institutional money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days, as described in more detail below.

The Board has approved, upon the recommendation of Goldman Sachs Asset Management, L.P. (“GSAM”), the investment adviser of the Funds, the designation of each of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund and Goldman Sachs Financial Square Tax-Exempt Money Market Fund as an “institutional” money market fund under Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) (collectively, the “Institutional Funds”), effective on or about October 1, 2016 (“Effective Date”).

Government Money Market Funds

A “government” money market fund is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized by cash and U.S. Government Securities. Government money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. Government money market funds are also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

The Board has approved, upon the recommendation of GSAM, the designation of each of the Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Instruments Fund and Goldman Sachs VIT Government Money Market Fund as a “government” money market fund under Rule 2a-7 under the 1940 Act (collectively, the “Government Funds”).

Retail Money Market Funds

A “retail” money market fund is a fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Similar to government money market funds, retail money market funds may continue to utilize the amortized cost method of valuation to transact at their existing $1.00 share price. However, similar to institutional money market funds, the board of trustees/directors of a retail money market fund will be permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or temporarily restrict redemptions from the fund for up to 10 business days, as described in more detail below.

The Board has approved, upon the recommendation of GSAM, the designation of each of the Goldman Sachs Investor Money Market Fund and Goldman Sachs Investor Tax-Exempt Money Market Fund as a “retail” money market fund under Rule 2a-7 under the 1940 Act (collectively, the “Retail Funds”), effective on or about the Effective Date.

Summary of the Goldman Sachs Money Market Funds

The following chart provides important information about the classifications and certain features of the Funds, some of which may be implemented at a later date. Please see the following table and supplemental information for more information.

Fund Name	Classification	Floating or Stable NAV	Liquidity Fees and Redemption Gates Permitted	Current Daily NAV Calculation Time(s)	Future Daily NAV Calculation Time(s)
Goldman Sachs Financial Square Funds
Prime Obligations Fund	Institutional	Floating	Yes	5:00 P.M. ET	3:00 P.M. ET
Money Market Fund	Institutional	Floating	Yes	5:00 P.M. ET	8:00 A.M, 12:00 P.M. and 3:00 P.M. ET
Tax-Exempt Money Market Fund	Institutional	Floating	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET
Treasury Obligations Fund	Government	Stable ($1.00)	No	5:00 P.M. ET	No Change
Treasury Instruments Fund	Government	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)*	No Change
Treasury Solutions Fund	Government	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)*	No Change
Government Fund	Government	Stable ($1.00)	No	5:00 P.M. ET	No Change
Federal Instruments Fund	Government	Stable ($1.00)	No	Close of regular trading on NYSE (normally 4:00 P.M. ET)*	No Change
Goldman Sachs Variable Insurance Funds
Government Money Market Fund	Government	Stable ($1.00)	No	5:00 P.M. ET	No Change
Goldman Sachs Investor Funds
Money Market Fund	Retail	Stable ($1.00)	Yes	5:00 P.M. ET	No Change
Tax-Exempt Money Market Fund	Retail	Stable ($1.00)	Yes	Close of regular trading on NYSE (normally 4:00 P.M. ET)	2:00 P.M. ET

*

If a purchase order is received on a business day by 3:00 P.M. ET and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET), then dividends will begin to accrue on the same business day that the wire purchase order is received. Redemption proceeds will normally be paid to the domestic bank account designated in the current records of Goldman, Sachs & Co., the Funds’ transfer agent (the “Transfer Agent” or “Goldman Sachs”), on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your “Authorized Institution” (as defined below), if any, by 3:00 P.M. ET. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which will earn a dividend on the day a redemption order is accepted.

The Goldman Sachs Institutional Money Market Funds

Pricing and Valuation

The Institutional Funds will be required to price and transact in their shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000), effective on or about the Effective Date. Each Institutional Fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect market prices, the fair value of an Institutional Fund’s investments will be determined in good faith based under valuation procedures established by the Board. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable securities, quotations from dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where GSAM believes that it approximates market value.

Prior to the Effective Date, each Institutional Fund’s investments will continue to be valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act, and each Institutional Fund will continue to seek to maintain a stable NAV of $1.00 per share.

In addition, on the Effective Date, the NAV per share of each share class of the Institutional Funds will be calculated at the times listed above. If a purchase order is received on a business day by 3:00 P.M. ET (Prime Obligations Fund and Money Market Fund) or 2:00 P.M. ET (Tax-Exempt Money Market Fund) and payment in federal funds is received by an Institutional Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a Fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

Because the Institutional Funds will not maintain a stable share price, a sale of Fund shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Fund shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. Unless you choose to adopt a simplified “NAV method” of accounting (described below), this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year. If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

Liquidity Fees and Redemption Gates

The Board of an Institutional Fund will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days. Please see the section below titled “More Information About Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Transactions with Intermediaries and Timing of Orders

The Funds have designated certain intermediaries, including banks, trust companies, brokers and investment advisers (“Intermediaries”), that are authorized to accept on behalf of a Fund purchase, redemption and exchange orders for their customers (“Authorized Institutions”). A Fund is deemed to have received a purchase, redemption or exchange order once the order is accepted in proper form by the Transfer Agent or an Authorized Institution, or the Authorized Institution’s designee, on a business day, and the order will be priced at the Fund’s current NAV next determined after it is accepted by the Transfer Agent or an Authorized Institution or the Authorized Institution’s designee. On the Effective Date, the Goldman Sachs Financial Square Money Market Fund will no longer permit Intermediaries to serve as Authorized Institutions for the receipt of orders, as described above. From that date, the Goldman Sachs Financial Square Money Market Fund will be deemed to have received a purchase, redemption or exchange order once the order is accepted in proper form by the Transfer Agent and the order will be priced at the Fund’s current NAV next determined after it is accepted by the Transfer Agent. In addition, on the Effective Date, Intermediaries will no longer be able to buy and sell shares of the Goldman Sachs Financial Square Money Market Fund through the National Securities Clearing Corporation (NSCC).

The Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Exempt Money Market Fund will continue to permit Intermediaries to serve as Authorized Institutions for the receipt of orders, as described above.

Intermediaries and Authorized Institutions are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them. The Funds, Goldman, Sachs & Co., GSAM and their affiliates will not be responsible for any loss for orders that are not transmitted to the Transfer Agent by Intermediaries and Authorized Institutions on a timely basis. You should contact your Intermediary to learn whether it is authorized to accept orders for the Funds (i.e., an Authorized Institution).

Check Writing and Exchange Privileges

Effective on or about August 31, 2016, check writing privileges will no longer be available for investors in the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund and Goldman Sachs Financial Square Tax-Exempt Money Market Fund. If checks are presented after the Effective Date, they may not be honored. In addition, on or about the Effective Date, investors will no longer be permitted to exchange shares from or into the Goldman Sachs Financial Square Money Market Fund.

Goldman Sachs Government Money Market Funds

The Government Funds may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The NAV calculation times remain unchanged. The Government Funds are exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Governments Funds to temporary liquidity fees or redemption gates, the Board may reserve the ability to subject these Funds to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Goldman Sachs Retail Money Market Funds

Pricing and Valuation

As retail money market funds, the Retail Funds may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. In addition, on the Effective Date, the NAV per share of each share class of the Retail Funds will be calculated at the times listed above. If a purchase order is received on a business day by 5:00 P.M. ET (Money Market Fund) or 2:00 P.M. ET (Tax-Exempt Money Market Fund) and payment in federal funds is received by a Retail Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by a Fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, the Transfer Agent, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent, on the same day of the redemption order, if the redemption order is accepted in proper form by the Transfer Agent or your Authorized Institution, if any, by the times listed in the chart above. Redemption proceeds will normally be paid by the close of the Federal Reserve wire transfer system (normally, 6:00 P.M. ET). You will not earn a dividend on the day a redemption order is accepted, except for redemption proceeds paid by check, which earn a dividend on the day a redemption order is accepted.

Shareholder Eligibility

As a result of the Retail Funds’ designation as retail money market funds, on or before the Effective Date, each Retail Fund will adopt policies and procedures reasonably designed to limit beneficial owners of the Fund to natural persons. Natural persons will be permitted to invest in the Retail Funds through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) simple retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

In order to make an initial investment in a Retail Fund, you must furnish to the Fund, or your Authorized Institution, if any, an account application that provides certain information (e.g., Social Security Number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. The Retail Funds will refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (1) provide a Social Security Number or other government-issued identification (e.g., a driver’s license or passport); or (2) certify that such number or other information is correct (if required to do so under applicable law).

On the Effective Date, only accounts beneficially owned by natural persons will be permitted to maintain their investments in the Retail Funds. On or after July 29, 2016, new accounts that are not beneficially owned by natural persons (for example, accounts not associated with a Social Security Number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, will not be eligible to invest in the Retail Funds (but existing accounts may continue to make new investments in the Retail Funds). However, beginning on August 31, 2016, a Retail Fund may involuntarily redeem all investors that do not satisfy these eligibility requirements. The Retail Funds intend to have redeemed all investors that do not satisfy these eligibility requirements no later than the Effective Date. Prior to the Effective Date, Authorized Institutions will be required to take steps to remove any shareholders that are not eligible to invest in the Retail Funds and must notify the Retail Funds of any ineligible shareholders that continue to own shares of the Retail Funds. The Retail Funds, Goldman, Sachs & Co., GSAM and their affiliates will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Liquidity Fees and Redemption Gates

In addition, the Board of a Retail Fund will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund for up to 10 business days. Please see the section below titled “More Information About Liquidity Fees and Redemption Gates” for additional information about liquidity fees and redemption gates.

Transactions with Intermediaries

On or before the Effective Date, Authorized Institutions will be required to adopt and implement policies, procedures and internal controls reasonably designed to limit all beneficial owners of a Retail Fund to natural persons and, upon request, provide satisfactory evidence that they have such policies, procedures and internal controls in place. In addition, an Authorized Institution will be required to involuntarily redeem their customers that do not satisfy the eligibility requirements as set forth above.

More Information About Liquidity Fees and Redemption Gates

Under Rule 2a-7, on October 14, 2016, the Board will be permitted to impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from an Institutional or Retail Fund for up to 10 business days during a 90 day period (a “redemption gate”), in the event that the Fund’s weekly liquid assets fall below the following thresholds:

¢	30% weekly liquid assets—If the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.

¢	10% weekly liquid assets— If the weekly liquid assets of an Institutional or Retail Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Liquidity fees and redemptions gates may be terminated at any time in the discretion of the Board. Liquidity fees and redemptions gates will also terminate at the beginning of the next business day once an Institutional or Retail Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day. The Institutional and Retail Funds may only suspend redemptions for up to 10 business days in any 90-day period.

Weekly liquid assets generally include: (a) cash; (b) direct obligations of the U.S. Government; (c) certain U.S. Government agency discount notes with remaining maturities of 60 days or less; (d) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or (e) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets are calculated as of the end of each business day.

If an Institutional or Retail Fund imposes a redemption gate, the Fund and your Intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption or exchange orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem or exchange shares once the redemption gate has been lifted, you will need to submit a new redemption or exchange request to an Institutional or Retail Fund or your Intermediary. Unprocessed purchase orders that an Institutional or Retail Fund received prior to notification of the imposition of a liquidity fee or redemption gate will be cancelled unless re-confirmed. Under certain circumstances, an Institutional or Retail Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was submitted to the Fund’s agent before the Fund imposed liquidity fees or suspended redemptions. Once a liquidity fee or a redemption gate is in place, shareholders will not be permitted to exchange into or out of a Fund until the fee or gate is terminated.

The Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, during periods of extraordinary market stress. While the Board may, in its discretion, impose a liquidity fee or redemption gate at any time after the weekly liquid assets of an Institutional or Retail Fund falls below 30% of the Fund’s total assets, the Board generally expects that a liquidity fee or redemption gate would be imposed only after the Fund has notified Intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the Fund has imposed the liquidity fee or redemption gate).

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the website of an Institutional Fund or Retail Fund (http://www.gsamfunds.com). In addition, the Institutional and Retail Funds will make such announcements through a supplement to their Prospectuses and may make such announcements through a press release or by other means.

Liquidity fees imposed by an Institutional or Retail Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service. If an Institutional or Retail Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.

Intermediaries will be required to promptly take such actions reasonably requested by an Institutional or Retail Fund, the Transfer Agent or GSAM to implement, modify or remove, or to assist the Institutional or Retail Fund in implementing, modifying or removing, a liquidity fee or redemption gate established by such Fund.

Risk Legends

The following chart provides important information about certain risks of the Funds.

Fund	Risks
Institutional Funds	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Government Funds	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Retail Funds	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to change. Shareholders will be given notice of further developments, as appropriate.

This Supplement should be retained with your Prospectus, Summary Prospectus, and Statement of Additional Information for future reference.

FSIMMFMMRSTK 04-16